UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street,

Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

LSAGX

Loomis Sayles Global Growth Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$60	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$126,465,452
  # of Portfolio Holdings (including overnight repurchase agreements)46
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$369,943

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.0%
Aerospace & Defense	3.8%
Entertainment	4.2%
IT Services	4.3%
Biotechnology	5.2%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	6.3%
Pharmaceuticals	6.7%
Automobiles	7.2%
Software	11.0%
Broadline Retail	11.5%
Interactive Media & Services	19.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Alphabet, Inc., Class A	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	6.8%
Tesla, Inc.	6.3%
Oracle Corp.	4.9%
MercadoLibre, Inc.	4.6%
Shopify, Inc., Class A	4.3%
Netflix, Inc.	4.2%
ARM Holdings PLC, ADR	4.0%
Boeing Co.	3.8%

Country Weightings

United States
72.3%
Brazil
6.5%
China
5.7%
Canada
4.3%
Netherlands
4.0%
Other investments less than 3% of net assets*
7.2%

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.2%
Netherlands	4.0%
Canada	4.3%
China	5.7%
Brazil	6.5%
United States	72.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSAGX

Loomis Sayles Global Growth Fund

Semi-annual Shareholder Report

May 31, 2026

TGG88A-0526

Class C

LSCGX

Loomis Sayles Global Growth Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$97	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$126,465,452
  # of Portfolio Holdings (including overnight repurchase agreements)46
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$369,943

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.0%
Aerospace & Defense	3.8%
Entertainment	4.2%
IT Services	4.3%
Biotechnology	5.2%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	6.3%
Pharmaceuticals	6.7%
Automobiles	7.2%
Software	11.0%
Broadline Retail	11.5%
Interactive Media & Services	19.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Alphabet, Inc., Class A	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	6.8%
Tesla, Inc.	6.3%
Oracle Corp.	4.9%
MercadoLibre, Inc.	4.6%
Shopify, Inc., Class A	4.3%
Netflix, Inc.	4.2%
ARM Holdings PLC, ADR	4.0%
Boeing Co.	3.8%

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.2%
Netherlands	4.0%
Canada	4.3%
China	5.7%
Brazil	6.5%
United States	72.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSCGX

Loomis Sayles Global Growth Fund

Semi-annual Shareholder Report

May 31, 2026

TGG88C-0526

Class N

LSNGX

Loomis Sayles Global Growth Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$45	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$126,465,452
  # of Portfolio Holdings (including overnight repurchase agreements)46
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$369,943

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.0%
Aerospace & Defense	3.8%
Entertainment	4.2%
IT Services	4.3%
Biotechnology	5.2%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	6.3%
Pharmaceuticals	6.7%
Automobiles	7.2%
Software	11.0%
Broadline Retail	11.5%
Interactive Media & Services	19.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Alphabet, Inc., Class A	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	6.8%
Tesla, Inc.	6.3%
Oracle Corp.	4.9%
MercadoLibre, Inc.	4.6%
Shopify, Inc., Class A	4.3%
Netflix, Inc.	4.2%
ARM Holdings PLC, ADR	4.0%
Boeing Co.	3.8%

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.2%
Netherlands	4.0%
Canada	4.3%
China	5.7%
Brazil	6.5%
United States	72.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSNGX

Loomis Sayles Global Growth Fund

Semi-annual Shareholder Report

May 31, 2026

TGG88N-0526

Class Y

LSGGX

Loomis Sayles Global Growth Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$47	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$126,465,452
  # of Portfolio Holdings (including overnight repurchase agreements)46
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$369,943

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.0%
Aerospace & Defense	3.8%
Entertainment	4.2%
IT Services	4.3%
Biotechnology	5.2%
Financial Services	6.2%
Semiconductors & Semiconductor Equipment	6.3%
Pharmaceuticals	6.7%
Automobiles	7.2%
Software	11.0%
Broadline Retail	11.5%
Interactive Media & Services	19.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
Alphabet, Inc., Class A	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	6.8%
Tesla, Inc.	6.3%
Oracle Corp.	4.9%
MercadoLibre, Inc.	4.6%
Shopify, Inc., Class A	4.3%
Netflix, Inc.	4.2%
ARM Holdings PLC, ADR	4.0%
Boeing Co.	3.8%

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.2%
Netherlands	4.0%
Canada	4.3%
China	5.7%
Brazil	6.5%
United States	72.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSGGX

Loomis Sayles Global Growth Fund

Semi-annual Shareholder Report

May 31, 2026

TGG88Y-0526

Class A

LSFAX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$49	0.98%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$446,243,595
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)212
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,281,332

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Short-Term Investments	5.7%
Exchange-Traded Fund	5.2%
Media Entertainment	4.3%
Cable Satellite	4.4%
Industrial Other	4.6%
Property & Casualty Insurance	6.0%
Collateralized Loan Obligations	6.1%
Retailers	7.0%
Healthcare	7.8%
Consumer Cyclical Services	8.7%
Technology	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash	5.7
NR	10.4
CCC	5.4
B	63.9
BB	17.3
BBB	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSFAX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Semi-annual Shareholder Report

May 31, 2026

TLSFR88A-0526

Class C

LSFCX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$87	1.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$446,243,595
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)212
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,281,332

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Short-Term Investments	5.7%
Exchange-Traded Fund	5.2%
Media Entertainment	4.3%
Cable Satellite	4.4%
Industrial Other	4.6%
Property & Casualty Insurance	6.0%
Collateralized Loan Obligations	6.1%
Retailers	7.0%
Healthcare	7.8%
Consumer Cyclical Services	8.7%
Technology	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash	5.7
NR	10.4
CCC	5.4
B	63.9
BB	17.3
BBB	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSFCX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Semi-annual Shareholder Report

May 31, 2026

TLSFR88C-0526

Class N

LSFNX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$34	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$446,243,595
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)212
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,281,332

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Short-Term Investments	5.7%
Exchange-Traded Fund	5.2%
Media Entertainment	4.3%
Cable Satellite	4.4%
Industrial Other	4.6%
Property & Casualty Insurance	6.0%
Collateralized Loan Obligations	6.1%
Retailers	7.0%
Healthcare	7.8%
Consumer Cyclical Services	8.7%
Technology	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash	5.7
NR	10.4
CCC	5.4
B	63.9
BB	17.3
BBB	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSFNX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Semi-annual Shareholder Report

May 31, 2026

TLSFR88N-0526

Class Y

LSFYX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$37	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$446,243,595
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)212
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,281,332

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.0%
Short-Term Investments	5.7%
Exchange-Traded Fund	5.2%
Media Entertainment	4.3%
Cable Satellite	4.4%
Industrial Other	4.6%
Property & Casualty Insurance	6.0%
Collateralized Loan Obligations	6.1%
Retailers	7.0%
Healthcare	7.8%
Consumer Cyclical Services	8.7%
Technology	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash	5.7
NR	10.4
CCC	5.4
B	63.9
BB	17.3
BBB	0.5
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSFYX

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Semi-annual Shareholder Report

May 31, 2026

TLSFR88Y-0526

Class A

VNSAX

Vaughan Nelson Select Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$57	1.10%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$578,183,782
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,794,789

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.8%
Trading Companies & Distributors	3.0%
Specialty Retail	3.0%
Aerospace & Defense	3.2%
Metals & Mining	3.6%
Electrical Equipment	3.8%
Machinery	4.0%
Capital Markets	4.5%
Broadline Retail	4.5%
Financial Services	4.7%
Oil, Gas & Consumable Fuels	4.9%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	6.4%
Interactive Media & Services	9.2%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Eli Lilly & Co.	6.4%
Apple, Inc.	5.5%
Exxon Mobil Corp.	4.9%
Amazon.com, Inc.	4.5%
Cummins, Inc.	4.0%
Eaton Corp. PLC	3.8%
Monolithic Power Systems, Inc.	3.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

VNSAX

Vaughan Nelson Select Fund

Semi-annual Shareholder Report

May 31, 2026

TVS88A-0526

Class C

VNSCX

Vaughan Nelson Select Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$95	1.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$578,183,782
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,794,789

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.8%
Trading Companies & Distributors	3.0%
Specialty Retail	3.0%
Aerospace & Defense	3.2%
Metals & Mining	3.6%
Electrical Equipment	3.8%
Machinery	4.0%
Capital Markets	4.5%
Broadline Retail	4.5%
Financial Services	4.7%
Oil, Gas & Consumable Fuels	4.9%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	6.4%
Interactive Media & Services	9.2%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Eli Lilly & Co.	6.4%
Apple, Inc.	5.5%
Exxon Mobil Corp.	4.9%
Amazon.com, Inc.	4.5%
Cummins, Inc.	4.0%
Eaton Corp. PLC	3.8%
Monolithic Power Systems, Inc.	3.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

VNSCX

Vaughan Nelson Select Fund

Semi-annual Shareholder Report

May 31, 2026

TVS88C-0526

Class N

VNSNX

Vaughan Nelson Select Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$40	0.77%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$578,183,782
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,794,789

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.8%
Trading Companies & Distributors	3.0%
Specialty Retail	3.0%
Aerospace & Defense	3.2%
Metals & Mining	3.6%
Electrical Equipment	3.8%
Machinery	4.0%
Capital Markets	4.5%
Broadline Retail	4.5%
Financial Services	4.7%
Oil, Gas & Consumable Fuels	4.9%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	6.4%
Interactive Media & Services	9.2%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Eli Lilly & Co.	6.4%
Apple, Inc.	5.5%
Exxon Mobil Corp.	4.9%
Amazon.com, Inc.	4.5%
Cummins, Inc.	4.0%
Eaton Corp. PLC	3.8%
Monolithic Power Systems, Inc.	3.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

VNSNX

Vaughan Nelson Select Fund

Semi-annual Shareholder Report

May 31, 2026

TVS88N-0526

Class Y

VNSYX

Vaughan Nelson Select Fund

Semi-annual Shareholder Report - May 31, 2026

This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$44	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$578,183,782
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$1,794,789

What did the Fund invest in? (% of Net Assets)

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.8%
Trading Companies & Distributors	3.0%
Specialty Retail	3.0%
Aerospace & Defense	3.2%
Metals & Mining	3.6%
Electrical Equipment	3.8%
Machinery	4.0%
Capital Markets	4.5%
Broadline Retail	4.5%
Financial Services	4.7%
Oil, Gas & Consumable Fuels	4.9%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	6.4%
Interactive Media & Services	9.2%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Eli Lilly & Co.	6.4%
Apple, Inc.	5.5%
Exxon Mobil Corp.	4.9%
Amazon.com, Inc.	4.5%
Cummins, Inc.	4.0%
Eaton Corp. PLC	3.8%
Monolithic Power Systems, Inc.	3.8%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

VNSYX

Vaughan Nelson Select Fund

Semi-annual Shareholder Report

May 31, 2026

TVS88Y-0526

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
May 31, 2026

Loomis Sayles Global Growth Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund
Vaughan Nelson Select Fund

Portfolio of Investments – as of May 31, 2026 (Unaudited)
Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.8% of Net Assets
	Brazil — 6.5%
729,958	Ambev SA, ADR	$2,343,165
3,456	MercadoLibre, Inc.(a)	5,860,167
		8,203,332
	Canada — 4.3%
45,481	Shopify, Inc., Class A(a)	5,399,049
	China — 5.7%
792	Alibaba Group Holding Ltd., ADR(b)	98,382
11,321	Baidu, Inc., ADR(a)(b)	1,531,844
126,932	Budweiser Brewing Co. APAC Ltd.	113,115
52,800	Tencent Holdings Ltd.	2,868,707
38,132	Trip.com Group Ltd., ADR(a)(b)	1,808,601
19,146	Yum China Holdings, Inc.(b)	812,365
		7,233,014
	Denmark — 1.5%
40,862	Novo Nordisk AS, Class B	1,867,194
	France — 1.2%
2,165	LVMH Moet Hennessy Louis Vuitton SE	1,184,142
6,832	Sodexo SA	374,861
		1,559,003
	Italy — 0.9%
3,270	Ferrari NV	1,112,552
	Japan — 1.2%
30,700	FANUC Corp.	1,508,341
	Netherlands — 4.0%
2,600	Adyen NV(a)	2,847,954
6,997	NXP Semiconductors NV	2,248,486
		5,096,440
	Switzerland — 1.6%
22,245	CRISPR Therapeutics AG(a)	1,249,724
7,580	Nestle SA, (Registered)	769,097
		2,018,821
	United Kingdom — 0.7%
4,870	Reckitt Benckiser Group PLC	299,706
11,284	Unilever PLC	638,595
		938,301
	United States — 71.2%
9,658	Alnylam Pharmaceuticals, Inc.(a)	2,916,523
30,780	Alphabet, Inc., Class A	11,706,865
31,846	Amazon.com, Inc.(a)	8,618,801
14,460	ARM Holdings PLC, ADR(a)	5,108,573
5,040	Autodesk, Inc.(a)	1,165,802
13,242	Block, Inc.(a)	1,002,684
20,707	Boeing Co.(a)	4,786,423
2,684	Deere & Co.	1,455,211
27,997	Doximity, Inc., Class A(a)	599,136
4,982	Expeditors International of Washington, Inc.	787,106
48,539	Experian PLC	1,676,232
13,589	Meta Platforms, Inc., Class A	8,595,178
10,610	Microsoft Corp.	4,777,046
61,046	Netflix, Inc.(a)	5,251,177
10,864	NIKE, Inc., Class B	502,243
Shares	Description	Value (†)
	United States — continued
30,252	Novartis AG, (Registered)	$4,550,205
27,234	Oracle Corp.	6,148,893
2,407	QUALCOMM, Inc.	604,205
4,905	Roche Holding AG	2,063,779
9,125	Salesforce, Inc.	1,743,788
10,618	SEI Investments Co.	933,110
18,350	Tesla, Inc.(a)	7,996,747
5,379	Vertex Pharmaceuticals, Inc.(a)	2,407,318
12,402	Visa, Inc., Class A	4,047,517
4,202	Yum! Brands, Inc.	621,686
		90,066,248
	Total Common Stocks (Identified Cost $70,691,492)	125,002,295

Principal Amount
Short-Term Investments — 1.1%
$1,361,927	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2026 at 2.150% to be repurchased at $1,362,171 on 6/01/2026 collateralized by $1,378,500 U.S. Treasury Note, 3.375% due 11/30/2027 valued at $1,389,186 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,361,927)	1,361,927
	Total Investments — 99.9% (Identified Cost $72,053,419)	126,364,222
	Other assets less liabilities — 0.1%	101,230
	Net Assets — 100.0%	$126,465,452

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 10 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Currency Exposure Summary at May 31, 2026 (Unaudited)
United States Dollar	83.6%
Swiss Franc	5.8
Euro	3.9
Hong Kong Dollar	2.4
Other, less than 2% each	4.2
Total Investments	99.9
Other assets less liabilities	0.1
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of May 31, 2026 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Senior Loans — 79.9% of Net Assets
	Aerospace & Defense — 0.5%
$2,250,000	TransDigm, Inc., 2023 Term Loan J, 1 mo. USD SOFR + 2.500%, 6.120%, 2/28/2031(a)(b)	$2,255,715
	Automotive — 1.5%
3,604,878	American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C, 3 mo. USD SOFR + 3.250%, 7.012%, 2/03/2033(a)(b)	3,606,392
2,079,318	First Brands Group LLC, 2021 Term Loan, 10.764% PIK, 3/30/2027(a)(c)(d)	1,331
825,639	First Brands Group LLC, 2025 DIP Term Loan, 13.645% PIK, 6/29/2026(a)(b)(d)	184,390
2,385,446	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.645% PIK, 6/29/2026(b)(d)	2,218
2,842,436	IXS Holdings, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 5.500%, 9.163%, 9/05/2029(a)(b)	2,838,286
		6,632,617
	Brokerage — 0.7%
2,997,318	Edelman Financial Center LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.620%, 12/01/2031(a)(b)	2,999,206
	Building Materials — 1.5%
834,845	Chamberlain Group, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.370%, 9/08/2032(a)(b)	835,246
3,730,000	OEP Glass Purchaser LLC, 2026 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.700%, 3/07/2033(a)(b)	3,723,025
2,230,426	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 6.870%, 10/19/2029(a)(b)	2,213,341
		6,771,612
	Cable Satellite — 1.4%
5,971,462	DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD SOFR + 5.250%, 9.175%, 8/02/2029(a)(b)	6,002,991
	Chemicals — 2.9%
2,758,274	Chemours Co., 2023 EUR Term Loan B3, 1 mo. USD SOFR + 3.250%, 5.160%, 8/18/2028, (EUR)(a)(b)	3,215,642
2,807,016	Innophos, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 7.985%, 3/16/2029(a)(b)	2,672,503
3,932,357	New Arclin U.S. Holding Corp., 2026 USD Term Loan B, 1 mo. USD SOFR + 4.500%, 8.149%, 4/01/2033(a)(b)	3,668,889
3,349,832	SCIL IV LLC, USD Term Loan B, 3 mo. USD SOFR + 4.000%, 7.653%, 11/08/2032(a)(b)	3,316,334
		12,873,368
	Consumer Cyclical Services — 8.6%
2,309,323	BIFM U.S. Finance LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.250%, 6.870%, 5/31/2028(a)(b)	2,314,519
2,905,000	Catawba Nation Gaming Authority, Term Loan B, 3 mo. USD SOFR + 4.750%, 8.413%, 3/29/2032(a)(b)	2,914,093
3,106,472	Ensemble RCM LLC, 2026 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.663%, 2/09/2033(a)(b)	3,100,259
3,868,284	Galaxy U.S. Opco, Inc., Term Loan, 3.250% PIK and/or 3 mo. USD SOFR + 2.000% Cash, 7/31/2030(b)(d)	3,315,120
2,522,309	Grant Thornton Advisors LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.370%, 6/02/2031(a)(b)	2,422,854
1,005,103	Groundworks LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 6.584%, 3/14/2031(a)(b)	1,007,867
Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — continued
$4,965,343	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 8.413%, 10/31/2031(a)(b)	$4,576,805
3,465,243	Inmar, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 4.500%, 8.183%, 10/30/2031(a)(b)	3,124,506
684,086	Latham Pool Products, Inc., 2022 Term Loan B, 2/23/2029(e)	679,523
4,021,780	Latham Pool Products, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.750%, 7.470%, 2/23/2029(b)	3,994,955
3,041,207	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.370%, 3/15/2030(b)	3,047,289
257,708	Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3.000%, 11/19/2031(f)	255,938
3,571,834	Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 6.620%, 11/19/2031(a)(b)	3,547,296
4,097,384	Vistage Worldwide, Inc., Term Loan, 3 mo. USD SOFR + 3.750%, 7.450%, 7/13/2029(b)	4,051,288
		38,352,312
	Consumer Products — 1.9%
2,352,970	Champ Acquisition Corp., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 6.950%, 11/25/2031(a)(b)	2,361,064
1,923,200	Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD SOFR + 3.000%, 6.700%, 1/20/2032(a)(b)	1,919,200
2,102,578	Lavender Dutch BorrowerCo BV, USD Term Loan, 3 mo. USD SOFR + 3.250%, 6.950%, 12/30/2032(a)(b)	2,089,437
2,082,660	Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD SOFR + 3.750%, 7.417%, 2/20/2030(a)(b)	2,077,682
		8,447,383
	Diversified Manufacturing — 1.9%
2,229,449	DXP Enterprises, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.250%, 6.870%, 10/11/2030(a)(b)	2,246,170
1,759,768	Dynamo Newco II GmbH, 2025 USD Term Loan B, 1 mo. USD SOFR + 3.250%, 6.895%, 9/30/2031(a)(b)	1,557,394
1,963,221	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 7.000%, 10.925%, 3/02/2029(b)	1,890,582
160,000	Resilience Parent LLC, 1st Lien Term Loan, 6 mo. USD SOFR + 2.500%, 6.126%, 2/28/2033(a)(b)	160,370
2,616,669	TK Elevator Midco GmbH, 2025 USD Term Loan B, 6 mo. USD SOFR + 2.750%, 6.377%, 4/30/2030(a)(b)	2,637,105
		8,491,621
	Electric — 1.4%
6,329,258	Kohler Energy Co. LLC, 2026 USD Term Loan B, 3 mo. USD SOFR + 3.000%, 6.700%, 5/01/2031(a)(b)	6,342,739
	Environmental — 0.4%
1,594,035	Northstar Group Services, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.750%, 8.413%, 5/31/2030(a)(b)	1,599,088
	Financial Other — 0.9%
2,715,625	Dragon Buyer, Inc., Term Loan B, 3 mo. USD SOFR + 2.750%, 6.450%, 9/30/2031(a)(b)	2,403,328
2,521,320	Luxembourg Investment Co. 428 SARL, Term Loan B, 3 mo. USD SOFR + 5.000%, 10.391%, 1/03/2029(c)	55,167
1,531,562	Shermco Intermediate Holdings, Inc., 2026 Term Loan, 3 mo. USD SOFR + 2.500%, 6.149%, 10/27/2032(a)(b)	1,531,562
		3,990,057
	Food & Beverage — 0.9%
3,928,081	Fiesta Purchaser, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 2.750%, 6.370%, 2/12/2031(a)(b)	3,853,015
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of May 31, 2026 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Gaming — 0.5%
$2,338,773	J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.500%, 7.120%, 4/26/2030(a)(b)	$2,330,845
	Healthcare — 7.8%
3,105,395	Aveanna Healthcare LLC, 2026 Term Loan B, 9/17/2032(e)	3,112,599
5,986,137	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.370%, 1/15/2031(a)(b)	6,005,592
3,438,024	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 7.913%, 3/30/2029(b)	3,340,625
109,132	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(f)	109,610
263,226	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.120%, 10/23/2031(a)(b)	264,379
2,873,693	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.120%, 10/23/2031(a)(b)	2,886,280
2,179,628	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.450%, 12/12/2028(a)(b)	2,180,086
2,562,597	LifePoint Health, Inc., 2024 Incremental Term Loan B1, 3 mo. USD SOFR + 3.500%, 7.177%, 5/19/2031(a)(b)	2,533,768
2,427,811	Onex TSG Intermediate Corp., 2026 Term Loan B, 3 mo. USD SOFR + 3.250%, 6.950%, 8/06/2032(a)(b)	2,430,408
555,000	Radiology Partners, Inc., 2025 Term Loan, 6/30/2032(e)	552,919
1,245,632	Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD SOFR + 4.500%, 8.200%, 6/30/2032(a)(b)	1,240,961
3,419,489	Team Services Group, 2026 Term Loan B, 3 mo. USD SOFR + 5.250%, 8.932%, 3/31/2033(a)(b)	3,334,002
4,864,986	TTF Holdings LLC, 2024 Term Loan, 6 mo. USD SOFR + 3.750%, 7.376%, 7/18/2031(a)(b)	3,098,996
496,643	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 1.750%, 12/30/2032(f)	498,997
3,277,843	U.S. Fertility Enterprises LLC, 2025 Term Loan, 1 mo. USD SOFR + 3.500%, 7.120%, 12/30/2032(a)(b)	3,293,380
		34,882,602
	Industrial Other — 4.3%
271,335	Azuria Water Solutions, Inc., 2026 Delayed Draw Term Loan, 4/25/2033(f)	270,573
2,035,015	Azuria Water Solutions, Inc., 2026 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.413%, 4/25/2033(a)(b)	2,029,297
2,260,102	Fluid-Flow Products, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 3.250%, 6.870%, 3/04/2033(a)(b)	2,272,216
2,967,090	Gloves Buyer, Inc., 2025 Term Loan, 1 mo. USD SOFR + 4.000%, 7.620%, 5/21/2032(a)(b)	2,967,090
3,450,200	Jupiter Buyer, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.700%, 11/03/2031(a)(b)	3,462,276
3,384,831	Mckissock Investment Holdings LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 8.829%, 3/12/2029(a)(b)	2,888,953
2,925,243	Michael Baker International LLC, 2025 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.663%, 12/01/2028(a)(b)	2,925,243
2,508,685	St. George's University Scholastic Services, 2022 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.370%, 2/10/2029(a)(b)	2,476,875
		19,292,523
Principal Amount (‡)	Description	Value (†)
	Leisure — 1.7%
$3,704,010	EOC Borrower LLC, Term Loan B, 1 mo. USD SOFR + 2.750%, 6.370%, 3/24/2032(a)(b)	$3,713,270
4,669,690	Kingpin Intermediate Holdings LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 6.870%, 9/22/2032(a)(b)	4,063,797
		7,777,067
	Media Entertainment — 4.3%
5,479,709	Cengage Learning, Inc., 2026 Term Loan B, USD SOFR + 3.000%, 6.627%, 3/24/2031(a)(b)	5,393,240
2,272,000	Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6/03/2033(e)	2,275,908
2,192,980	Dotdash Meredith, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.149%, 6/16/2032(a)(b)	2,064,142
5,046,430	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(e)	5,061,771
2,095,676	McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 2.750%, 6.370%, 8/06/2031(a)(b)	2,100,518
2,248,724	Sweetwater Borrower LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.620%, 2/17/2033(a)(b)	2,259,967
		19,155,546
	Metals & Mining — 1.2%
893,022	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(f)	853,533
1,562,790	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.667%, 12/21/2029(a)(b)	1,493,683
3,133,000	Worthington Steel, Inc., Term Loan B, 6/01/2033(e)	3,117,335
		5,464,551
	Oil Field Services — 0.7%
3,141,165	Star Holding LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 4.500%, 8.120%, 7/31/2031(a)(b)	3,139,218
	Paper — 1.0%
4,540,000	Mativ Holdings, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 4.500%, 8.120%, 4/04/2033(a)(b)	4,534,325
	Property & Casualty Insurance — 6.0%
3,250,603	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 6.620%, 11/06/2030(a)(b)	3,079,946
2,541,900	Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.120%, 9/19/2031(a)(b)	2,531,453
7,786,228	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 3.000%, 6.688%, 2/15/2031(a)(b)	7,653,862
1,471,912	Asurion LLC, 2023 Term Loan B11, 3 mo. USD SOFR + 4.250%, 8.013%, 8/19/2028(a)(b)	1,471,382
1,836,342	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.129%, 5/26/2031(a)(b)	1,827,160
292,097	Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD SOFR + 2.500%, 6.120%, 6/13/2031(a)(b)	288,081
2,223,200	Howden Group Holdings Ltd., 2025 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 6.370%, 2/15/2031(a)(b)	2,119,443
3,056,696	Hyperion Insurance Group Ltd., 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.370%, 4/18/2030(a)(b)	2,922,018
2,456,570	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.450%, 5/06/2031(a)(b)	2,430,089
2,260,526	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.450%, 5/06/2032(a)(b)	2,231,320
		26,554,754
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of May 31, 2026 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Refining — 0.6%
$2,509,155	Delek U.S. Holdings, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 3.000%, 6.620%, 5/17/2032(a)(b)	$2,512,291
	Retailers — 6.9%
550,159	Container Store, Inc., 2025 Roll-Up Exit Term Loan, 8.627% PIK, 7/30/2029(a)(b)(d)(g)	—
301,043	Container Store, Inc., First Out Term Loan, 5.500% PIK and/or 1 mo. USD SOFR + 1.000% Cash, 4/30/2029(a)(b)(d)(g)	259,680
6,461,914	Evergreen Acqco 1 LP, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.686%, 9/17/2032(a)(b)	6,461,914
3,389,015	Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 6.870%, 1/23/2032(a)(b)	3,404,130
3,219,200	Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.250%, 5.870%, 6/11/2031(b)	3,211,152
673,050	International Textile Group, Inc., 2023 Last Out Term Loan, 5.500% PIK and/or 3 mo. USD SOFR + 1.000% Cash, 9/30/2027(a)(b)(d)	499,740
2,709,100	International Textile Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 8.500%, 12.342%, 9/30/2027(b)	2,693,874
5,512,488	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.584%, 8/18/2032(a)(b)	5,492,973
3,200,916	S&S Holdings LLC, Term Loan, 1 mo. USD SOFR + 5.000%, 8.708%, 3/11/2028(a)(b)	3,120,221
3,349,926	Tory Burch LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.620%, 4/30/2031(a)(b)	3,340,145
2,272,291	Varsity Brands, Inc., 2025 1st Lien Term Loan, 3 mo. USD SOFR + 2.750%, 6.450%, 8/26/2031(a)(b)	2,273,722
		30,757,551
	Supermarkets — 0.8%
3,577,362	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.141%, 12/13/2028(a)(b)	3,581,834
	Technology — 16.7%
2,370,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 yr. USD SOFR + 5.600%, 9.108%, 2/01/2030(a)(b)	2,208,556
2,123,165	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.370%, 1/31/2031(b)	2,001,465
949,000	Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 6.870%, 1/31/2031(a)(b)	897,991
2,118,457	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(f)	2,161,737
1,166,794	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 1 mo. USD SOFR + 4.500%, 8.113%, 11/17/2031(a)(b)	1,190,632
6,043,720	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 6.399%, 5/01/2031(b)	5,660,971
6,695,000	Cyberswift U.S. Finco LLC, Term Loan B, 3 mo. USD SOFR + 3.750%, 7.427%, 10/08/2032(a)(b)	6,667,818
459,678	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(b)	438,469
3,191,819	Darktrace PLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 8.927%, 10/09/2032(a)(b)	2,917,865
5,558,197	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.661%, 2/04/2033(a)(b)	5,285,957
4,769,983	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 3 mo. USD SOFR + 2.750%, 6.450%, 10/31/2031(a)(b)	4,713,364
3,275,466	Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 6.638%, 6/27/2031(a)(b)	3,242,711
Principal Amount (‡)	Description	Value (†)
	Technology — continued
$1,677,451	Global Holdings International Co. LLC, Term Loan B, 1 mo. USD SOFR + 5.500%, 9.208%, 9/16/2027(a)(b)	$1,627,128
1,365,000	GoTo Group, Inc., 2024 First Out Term Loan, 4/28/2028(e)	1,130,670
3,140,130	Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD SOFR + 2.750%, 6.425%, 9/13/2032(a)(b)	3,149,613
1,663,091	IGT Holding IV AB, 2025 Term Loan B5, 3 mo. USD SOFR + 3.000%, 6.700%, 9/01/2031(a)(b)	1,649,237
985,019	Imprivata, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.700%, 12/01/2027(a)(b)	983,019
4,270,313	Kaseya, Inc., 2025 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.913%, 3/22/2032(a)(b)	3,699,756
5,354,903	Loyalty Ventures, Inc., Term Loan B, PRIME + 5.500%, 13.750%, 11/03/2027(c)	481,941
2,360,989	McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 6.620%, 3/01/2029(a)(b)	2,140,071
803,539	Physician Partners LLC, 2025 Second Out Term Loan B1, 2.500% PIK and/or 3 mo. USD SOFR + 1.500% Cash, 12/31/2029(a)(b)(d)	701,755
506,538	Physician Partners LLC, 2025 Third Out Term Loan C, 2.500% PIK and/or 3 mo. USD SOFR + 3.000% Cash, 12/31/2030(a)(b)(d)	379,904
3,161,070	Plano HoldCo, Inc., Term Loan B, 3 mo. USD SOFR + 3.500%, 7.200%, 10/02/2031(a)(b)	2,528,856
1,613,114	Project Alpha Intermediate Holding, Inc., 2025 2nd Lien Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 8.700%, 5/09/2033(a)(b)	940,978
1,345,371	Redstone Holdco 2 LP, 2026 Second Out Term Loan, 3 mo. USD SOFR + 5.500%, 9.163%, 12/31/2030(a)(b)	383,431
349,797	Redstone Holdco 2 LP, 2026 Tranche A2 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.413%, 12/31/2030(a)(b)	274,590
563,143	Trio Bidco, Inc., 2025 Delayed Draw Term Loan, 0.500%, 10/29/2032(f)	547,656
5,349,857	Trio Bidco, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.700%, 10/29/2032(a)(b)	5,202,736
4,665,718	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 2.250%, 5.913%, 2/10/2031(a)(b)	4,503,398
3,400,000	Vantor Holdings, Inc., 1st Lien Term Loan, 6 mo. USD SOFR + 4.500%, 8.118%, 3/03/2033(a)(b)	3,391,500
3,542,501	Virtusa Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 6.870%, 2/15/2029(b)	3,356,520
		74,460,295
	Transportation Services — 1.0%
405,000	Boluda Towage, S.L., 2026 USD Term Loan B, 5/27/2033(e)	406,519
2,290,454	Rand Parent LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.700%, 3/18/2030(a)(b)	2,292,744
1,955,612	Worldwide Express Operations LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.700%, 7/26/2028(a)(b)	1,955,299
		4,654,562
	Wireless — 0.8%
3,537,295	Voyage Digital (NZ) Ltd., 2024 Term Loan, 3 mo. USD SOFR + 3.250%, 6.891%, 5/11/2029(a)(b)	3,537,295
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of May 31, 2026 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Wirelines — 1.1%
$5,011,819	Crown Subsea Communications Holding, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 3.000%, 6.620%, 1/30/2031(a)(b)	$5,040,436
	Total Senior Loans (Identified Cost $377,944,058)	356,287,419

Collateralized Loan Obligations — 6.1%
3,280,000	720 East CLO VI Ltd., Series 2024-3A, Class E, 3 mo. USD SOFR + 5.500%, 9.175%, 1/20/2038(b)(h)	3,258,761
2,345,000	AGL CLO 35 Ltd., Series 2024-35A, Class E, 3 mo. USD SOFR + 5.150%, 8.822%, 1/21/2038(b)(h)	2,279,621
2,510,000	AGL CLO 44 Ltd., Series 2025-44A, Class E, 3 mo. USD SOFR + 4.750%, 8.414%, 10/22/2037(b)(h)	2,508,934
1,800,000	AGL CLO 45 Ltd., Series 2025-45A, Class E, 3 mo. USD SOFR + 4.650%, 8.314%, 1/22/2039(b)(h)	1,770,131
2,490,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class ER, 3 mo. USD SOFR + 5.400%, 9.075%, 10/20/2037(b)(h)	2,471,796
2,000,000	CIFC Funding Ltd., Series 2025-1A, Class E, 3 mo. USD SOFR + 4.500%, 8.166%, 4/23/2038(b)(h)	1,967,060
3,500,000	Garnet CLO 3 Ltd., Series 2025-3A, Class E, 3 mo. USD SOFR + 4.950%, 8.625%, 10/20/2038(b)(h)	3,494,261
2,735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER2, 3 mo. USD SOFR + 4.800%, 8.472%, 1/21/2038(b)(h)	2,700,818
3,275,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class E, 3 mo. USD SOFR + 5.000%, 8.675%, 1/18/2038(b)(h)	3,279,136
3,300,000	Palmer Square CLO Ltd., Series 2022-4A, Class ER, 3 mo. USD SOFR + 5.500%, 9.175%, 10/20/2037(b)(h)	3,289,734
	Total Collateralized Loan Obligations (Identified Cost $27,231,070)	27,020,252

Bonds and Notes — 5.7%

Non-Convertible Bonds — 4.9%
	Cable Satellite — 3.0%
7,190,000	CSC Holdings LLC, 5.375%, 2/01/2028(h)	4,563,206
4,200,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(h)	4,394,439
3,600,000	DISH DBS Corp., 5.250%, 12/01/2026(h)	3,586,510
789,000	DISH DBS Corp., 7.750%, 7/01/2026	785,060
		13,329,215
	Food & Beverage — 0.2%
1,142,000	Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031(h)	1,167,110
	Gaming — 0.2%
749,000	Penn Entertainment, Inc., 6.750%, 4/01/2031(h)	745,873
	Industrial Other — 0.3%
1,212,000	Granite Construction, Inc., 6.375%, 6/15/2034(h)	1,236,859
	Retailers — 0.0%
183,000	Michaels Cos., Inc., 8.500%, 3/15/2033(h)	178,662
	Technology — 1.2%
1,681,000	Fair Isaac Corp., 6.250%, 9/15/2034(h)	1,667,493
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$2,217,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(h)	$2,266,448
1,215,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(h)	1,264,705
		5,198,646
	Total Non-Convertible Bonds (Identified Cost $22,926,960)	21,856,365

Convertible Bonds — 0.8%
	Consumer Cyclical Services — 0.1%
103,000	Compass, Inc., 0.250%, 4/15/2031(h)	94,173
123,000	DoorDash, Inc., Zero Coupon, 5/15/2030(h)	115,576
95,000	Lyft, Inc., Zero Coupon, 9/15/2030(h)	91,912
94,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	110,309
		411,970
	Consumer Products — 0.0%
53,000	Spectrum Brands, Inc., 3.375%, 6/01/2029	53,498
	Diversified Manufacturing — 0.1%
29,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	64,457
36,000	Advanced Energy Industries, Inc., Zero Coupon, 5/15/2031(h)	35,316
64,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(h)	111,264
55,000	Itron, Inc., 1.375%, 7/15/2030	53,653
		264,690
	Electric — 0.1%
65,000	Evergy, Inc., 4.500%, 12/15/2027	88,257
112,000	FirstEnergy Corp., 3.875%, 1/15/2031(h)	123,032
83,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	94,205
		305,494
	Environmental — 0.0%
65,000	Tetra Tech, Inc., 2.250%, 8/15/2028	67,210
	Financial Other — 0.0%
66,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(h)	93,803
	Food & Beverage — 0.0%
70,000	Post Holdings, Inc., 2.500%, 8/15/2027	73,605
	Industrial Other — 0.0%
61,000	Fluor Corp., 1.125%, 8/15/2029	74,237
	Leisure — 0.0%
89,000	NCL Corp. Ltd., 0.875%, 4/15/2030	92,838
	Metals & Mining — 0.0%
63,000	B2Gold Corp., 2.750%, 2/01/2030(h)	104,297
	Midstream — 0.0%
64,000	UGI Corp., 5.000%, 6/01/2028	85,568
	Pharmaceuticals — 0.1%
59,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	69,207
69,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(h)	68,931
46,000	Indivior Pharmaceuticals, Inc., 0.625%, 3/15/2031(h)	51,814
64,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(h)	85,978
53,000	Zoetis, Inc., 0.250%, 6/15/2029(h)	48,521
		324,451
	Retail REITs — 0.0%
39,000	Federal Realty OP LP, 3.250%, 1/15/2029(h)	42,003
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of May 31, 2026 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Retailers — 0.1%
$98,000	Burlington Stores, Inc., 1.250%, 12/15/2027	$158,956
31,000	Freshpet, Inc., 3.000%, 4/01/2028	34,456
		193,412
	Technology — 0.3%
82,000	Amkor Technology, Inc., Zero Coupon, 7/15/2031(h)	86,437
38,000	Avnet, Inc., 1.750%, 9/01/2030(h)	51,699
36,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(h)	45,155
71,000	Guidewire Software, Inc., 1.250%, 11/01/2029	72,172
29,000	InterDigital, Inc., 3.500%, 6/01/2027	94,714
26,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(h)	120,003
61,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(h)	70,744
43,000	MKS, Inc., 1.250%, 6/01/2030	94,707
63,000	Nova Ltd., Zero Coupon, 9/15/2030(h)	108,265
86,000	Nutanix, Inc., 0.500%, 12/15/2029	85,226
34,000	Onto Innovation, Inc., Zero Coupon, 6/01/2031(h)	35,662
130,000	Rubrik, Inc., Zero Coupon, 6/15/2030(h)	132,210
14,000	Seagate HDD Cayman, 3.500%, 6/01/2028	148,788
36,000	SiTime Corp., Zero Coupon, 6/15/2031	38,603
101,000	Snowflake, Inc., Zero Coupon, 10/01/2029	179,134
		1,363,519
	Total Convertible Bonds (Identified Cost $3,411,766)	3,550,595
	Total Bonds and Notes (Identified Cost $26,338,726)	25,406,960

Shares
Exchange-Traded Funds — 5.2%
1,140,367	Invesco Senior Loan ETF (Identified Cost$23,954,674)	23,343,312

Common Stocks— 0.0%
	Capital Markets — 0.0%
32,299	Resolute Topco, Inc.(i)	46,446
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(g)(i)	—
51	Frontera Energy Corp.	536
		536
	Specialty Retail — 0.0%
1,737	At Home Group, Inc.(i)	42,557
15,696	Container Store, Inc.(g)(i)	—
		42,557
	Textiles, Apparel & Luxury Goods — 0.0%
53,230	Elevate Textiles Holding Corp.(i)	55,891
	Total Common Stocks (Identified Cost $14,731,051)	145,430

Preferred Stocks — 0.0%

Convertible Preferred Stock — 0.0%
	Chemicals — 0.0%
650	Albemarle Corp., 7.250% (Identified Cost $46,568)	44,973

Shares	Description	Value (†)

Warrants — 0.0%
55,256	Elevate Textiles Holding Corp., Expiration on 6/21/2028(i) (Identified Cost $2,333)	$553

Principal Amount (‡)
Short-Term Investments — 5.7%
$25,423,973	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2026 at 2.150% to be repurchased at $25,428,528 on 6/01/2026 collateralized by $25,733,200 U.S. Treasury Note, 3.375% due 11/30/2027 valued at $25,932,516 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $25,423,973)	25,423,973
	Total Investments — 102.6% (Identified Cost $495,672,453)	457,672,872
	Other assets less liabilities — (2.6)%	(11,429,277)
	Net Assets — 100.0%	$446,243,595

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(b)
Variable rate security. Rate as of May 31, 2026 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	Position is unsettled. Contract rate was not determined at May 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(g)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(h)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the value of
Rule 144A holdings amounted to $49,808,352 or 11.2% of net assets.

(i)	Non-income producing security.

DIP	Debtor In Possession
ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of May 31, 2026 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund (continued)
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

EUR	Euro
At May 31, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	6/03/2026	EUR	B	4,400,000	$5,125,795	$5,132,395	$6,600
Goldman Sachs Bank USA	6/03/2026	EUR	S	4,400,000	5,151,467	5,132,396	19,071
Goldman Sachs Bank USA	7/06/2026	EUR	S	4,400,000	5,133,071	5,139,722	(6,651)
Total							$19,020
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of May 31, 2026 (Unaudited)
Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 97.2% of Net Assets
	Aerospace & Defense — 3.2%
81,400	Boeing Co.(a)	$18,815,610
	Banks — 2.9%
55,350	JPMorgan Chase & Co.	16,566,808
	Broadline Retail — 4.5%
96,520	Amazon.com, Inc.(a)	26,122,173
	Capital Markets — 4.5%
185,215	Charles Schwab Corp.	16,178,530
66,820	Intercontinental Exchange, Inc.	9,879,337
		26,057,867
	Construction Materials — 2.3%
241,505	Amrize Ltd.(a)	13,135,457
	Electric Utilities — 2.4%
149,845	Southern Co.	13,793,232
	Electrical Equipment — 3.8%
54,405	Eaton Corp. PLC	21,794,643
	Financial Services — 4.7%
22,950	Berkshire Hathaway, Inc., Class B(a)	10,889,316
50,085	Visa, Inc., Class A	16,345,741
		27,235,057
	Industrial Conglomerates — 2.8%
68,035	Honeywell International, Inc.	16,182,805
	Interactive Media & Services — 9.2%
111,640	Alphabet, Inc., Class A	42,461,158
16,875	Meta Platforms, Inc., Class A	10,673,606
		53,134,764
	IT Services — 2.4%
117,580	Shopify, Inc., Class A(a)	13,957,922
	Life Sciences Tools & Services — 2.6%
91,120	Illumina, Inc.(a)	14,848,915
	Machinery — 4.0%
35,775	Cummins, Inc.	23,133,188
	Metals & Mining — 3.6%
84,640	Nucor Corp.	21,160,000
	Oil, Gas & Consumable Fuels — 4.9%
194,255	Exxon Mobil Corp.	28,217,481
	Pharmaceuticals — 6.4%
33,344	Eli Lilly & Co.	36,845,120
	Semiconductors & Semiconductor Equipment — 19.0%
13,904	Monolithic Power Systems, Inc.	21,776,584
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
234,890	NVIDIA Corp.	$49,594,675
91,930	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,468,108
		109,839,367
	Software — 2.6%
32,400	Synopsys, Inc.(a)	15,410,088
	Specialty Retail — 3.0%
74,785	Ross Stores, Inc.	17,329,928
	Technology Hardware, Storage & Peripherals — 5.4%
101,245	Apple, Inc.	31,594,515
	Trading Companies & Distributors — 3.0%
17,280	United Rentals, Inc.	17,205,178
	Total Common Stocks (Identified Cost $382,323,261)	562,380,118

Principal Amount
Short-Term Investments — 2.8%
$16,021,518	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/29/2026 at 2.150% to be repurchased at $16,024,389 on 6/01/2026 collateralized by $16,216,400 U.S. Treasury Note, 3.375% due 11/30/2027 valued at $16,342,019 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $16,021,518)	16,021,518
	Total Investments — 100.0% (Identified Cost $398,344,779)	578,401,636
	Other assets less liabilities — (0.0)%	(217,854)
	Net Assets — 100.0%	$578,183,782

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 8

Statements of Assets and Liabilities
May 31, 2026 (Unaudited)

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
ASSETS
Investments at cost	$72,053,419	$495,672,453	$398,344,779
Net unrealized appreciation (depreciation)	54,310,803	(37,999,581)	180,056,857
Investments at value	126,364,222	457,672,872	578,401,636
Cash	—	790,353	60,197
Foreign currency at value (identified cost $11,644, $2,246,776 and $0, respectively)	11,594	2,241,017	—
Receivable for Fund shares sold	32,934	1,870,186	46,203
Receivable for securities sold	—	8,007,338	—
Dividends and interest receivable	122,563	3,449,941	563,609
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	25,671	—
Tax reclaims receivable	219,249	—	—
Prepaid expenses	595	595	595
TOTAL ASSETS	126,751,157	474,057,973	579,072,240
LIABILITIES
Payable for securities purchased	—	20,771,452	—
Unfunded loan commitments (Note 2)	—	4,709,440	—
Payable for Fund shares redeemed	50,376	796,066	249,212
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	6,651	—
Distributions payable	—	633,932	—
Management fees payable (Note 6)	80,868	193,186	336,293
Deferred Trustees’ fees (Note 6)	69,302	506,386	168,396
Administrative fees payable (Note 6)	4,420	16,062	20,593
Payable to distributor (Note 6d)	750	23,435	4,366
Audit and tax services fees payable	29,135	54,649	28,798
Other accounts payable and accrued expenses	50,854	103,119	80,800
TOTAL LIABILITIES	285,705	27,814,378	888,458
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$126,465,452	$446,243,595	$578,183,782
NET ASSETS CONSIST OF:
Paid-in capital	$75,549,287	$1,151,610,157	$350,517,899
Accumulated earnings (loss)	50,916,165	(705,366,562)	227,665,883
NET ASSETS	$126,465,452	$446,243,595	$578,183,782
See accompanying notes to financial statements.
9 |

Statements of Assets and Liabilities (continued)
May 31, 2026 (Unaudited)
	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$9,472,582	$135,936,404	$20,098,755
Shares of beneficial interest	399,048	17,306,028	825,851
Net asset value and redemption price per share	$23.74	$7.85	$24.34
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$25.19	$8.13	$25.82
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$843,535	$13,225,855	$5,230,988
Shares of beneficial interest	38,461	1,689,598	249,276
Net asset value and offering price per share	$21.93	$7.83	$20.98
Class N shares:
Net assets	$18,006,219	$2,793,316	$410,286
Shares of beneficial interest	739,740	355,773	16,555
Net asset value, offering and redemption price per share	$24.34	$7.85	$24.78
Class Y shares:
Net assets	$98,143,116	$294,288,020	$552,443,753
Shares of beneficial interest	4,045,470	37,414,943	22,304,961
Net asset value, offering and redemption price per share	$24.26	$7.87	$24.77

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 10

Statements of Operations
For the Six Months Ended May 31, 2026 (Unaudited)

	Loomis Sayles Global Growth Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund	Vaughan Nelson Select Fund
INVESTMENT INCOME
Dividends	$738,376	$882,332	$2,362,145
Interest	9,367	20,101,563	157,761
Less net foreign taxes withheld	(43,068)	—	(39,594)
	704,675	20,983,895	2,480,312
Expenses
Management fees (Note 6)	465,403	1,494,481	1,794,789
Service and distribution fees (Note 6)	15,940	247,930	51,860
Administrative fees (Note 6)	26,272	105,394	115,093
Trustees' fees and expenses (Note 6)	15,300	28,650	23,600
Transfer agent fees and expenses (Notes 6, 7 and 8)	48,521	204,562	213,603
Audit and tax services fees	24,434	49,852	24,277
Custodian fees and expenses	7,929	50,898	6,919
Legal fees	2,528	9,590	9,580
Registration fees	53,008	29,928	52,256
Shareholder reporting expenses	13,026	28,556	29,867
Miscellaneous expenses	27,489	39,760	31,437
Total expenses	699,850	2,289,601	2,353,281
Expense recovery (Note 6)	—	—	14,369
Less waiver and/or expense reimbursement (Note 6)	(96,240)	(213,797)	(630)
Less expense offset (Note 8)	(730)	(10,246)	(3,625)
Net expenses	602,880	2,065,558	2,363,395
Net investment income	101,795	18,918,337	116,917
Net realized and unrealized gain (loss) on Investments, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(71,985)	(7,336,331)	48,798,017
Forward foreign currency contracts (Note 2d)	—	(12,795)	—
Foreign currency transactions (Note 2c)	(1,450)	(3,972)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,386,063)	(2,955,893)	(7,819,276)
Forward foreign currency contracts (Note 2d)	—	30,174	—
Foreign currency translations (Note 2c)	4,810	(5,838)	—
Net realized and unrealized gain (loss) on Investments, Forward foreign currency contracts and Foreign currency transactions	(1,454,688)	(10,284,655)	40,978,741
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,352,893)	$8,633,682	$41,095,658
See accompanying notes to financial statements.
11 |

Statements of Changes in Net Assets

	Loomis Sayles Global Growth Fund		Loomis Sayles Senior Floating Rate and Fixed Income Fund
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
FROM OPERATIONS:
Net investment income (loss)	$101,795	$(281,329)	$18,918,337	$51,486,443
Net realized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(73,435)	2,195,164	(7,353,098)	(12,832,180)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	(1,381,253)	17,201,275	(2,931,557)	(8,018,676)
Net increase (decrease) in net assets resulting from operations	(1,352,893)	19,115,110	8,633,682	30,635,587
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(29,563)	—	(5,554,615)	(11,753,451)
Class C	(3,457)	—	(561,058)	(1,537,008)
Class N	(54,722)	—	(109,940)	(201,441)
Class Y	(311,425)	—	(14,369,150)	(41,875,607)
Total distributions	(399,167)	—	(20,594,763)	(55,367,507)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(3,560,196)	4,454,157	(104,906,373)	(234,672,439)
Net increase (decrease) in net assets	(5,312,256)	23,569,267	(116,867,454)	(259,404,359)
NET ASSETS
Beginning of the period	131,777,708	108,208,441	563,111,049	822,515,408
End of the period	$126,465,452	$131,777,708	$446,243,595	$563,111,049
See accompanying notes to financial statements.
| 12

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Select Fund
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
FROM OPERATIONS:
Net investment income	$116,917	$1,300,603
Net realized gain on investments	48,798,017	57,194,352
Net change in unrealized depreciation on investments	(7,819,276)	(10,715,456)
Net increase in net assets resulting from operations	41,095,658	47,779,499
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,729,822)	—
Class C	(628,232)	—
Class N	(35,587)	—
Class Y	(44,778,973)	—
Total distributions	(47,172,614)	—
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	25,775,483	(277,918,973)
Net increase (decrease) in net assets	19,698,527	(230,139,474)
NET ASSETS
Beginning of the period	558,485,255	788,624,729
End of the period	$578,183,782	$558,485,255
See accompanying notes to financial statements.
13 |

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class A
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$24.02	$20.84	$16.11	$14.00	$19.07	$18.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.10)	(0.08)	(0.07)	(0.04)	(0.09)
Net realized and unrealized gain (loss)	(0.20)	3.28	4.81	3.13	(3.68)	1.52
Total from Investment Operations	(0.21)	3.18	4.73	3.06	(3.72)	1.43
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.07)	—	—	(0.95)	(1.35)	(1.14)
Net asset value, end of the period	$23.74	$24.02	$20.84	$16.11	$14.00	$19.07
Total return(b)(c)	(0.86)%(d)	15.26%	29.36%	23.92%	(21.08)%	7.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$9,473	$9,940	$8,949	$4,021	$3,225	$6,173
Net expenses(e)	1.20%(f)	1.20%	1.20%	1.21%(g)	1.20%	1.20%
Gross expenses	1.36%(f)	1.33%	1.38%	1.38%(g)	1.35%	1.29%
Net investment loss	(0.06)%(f)	(0.45)%	(0.45)%	(0.45)%	(0.25)%	(0.43)%
Portfolio turnover rate	5%	12%	6%	24%	43%	18%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.37%.
See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class C
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$22.28	$19.48	$15.17	$13.33	$18.36	$18.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.25)	(0.19)	(0.15)	(0.15)	(0.22)
Net realized and unrealized gain (loss)	(0.19)	3.05	4.50	2.94	(3.53)	1.48
Total from Investment Operations	(0.28)	2.80	4.31	2.79	(3.68)	1.26
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(0.07)	—	—	(0.95)	(1.35)	(1.14)
Net asset value, end of the period	$21.93	$22.28	$19.48	$15.17	$13.33	$18.36
Total return(b)(c)	(1.24)%(d)	14.37%	28.41%	23.03%	(21.71)%	7.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$844	$1,060	$999	$842	$833	$1,297
Net expenses(e)	1.95%(f)	1.95%	1.95%	1.96%(g)	1.95%	1.95%
Gross expenses	2.11%(f)	2.08%	2.13%	2.14%(g)	2.10%	2.04%
Net investment loss	(0.81)%(f)	(1.20)%	(1.13)%	(1.11)%	(1.03)%	(1.17)%
Portfolio turnover rate	5%	12%	6%	24%	43%	18%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.13%.
See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class N
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$24.59	$21.27	$16.40	$14.21	$19.29	$18.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	(0.04)	(0.02)	(0.02)	(0.00)(b)	(0.03)
Net realized and unrealized gain (loss)	(0.21)	3.36	4.89	3.19	(3.73)	1.53
Total from Investment Operations	(0.18)	3.32	4.87	3.17	(3.73)	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.03)	—	—
Net realized capital gains	(0.07)	—	—	(0.95)	(1.35)	(1.14)
Total Distributions	(0.07)	—	—	(0.98)	(1.35)	(1.14)
Net asset value, end of the period	$24.34	$24.59	$21.27	$16.40	$14.21	$19.29
Total return(c)	(0.72)%(d)	15.61%	29.70%	24.40%	(20.87)%	8.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,006	$18,136	$15,690	$12,096	$9,725	$12,293
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.91%(g)	0.90%	0.90%
Gross expenses	1.03%(f)	1.01%	1.06%	1.06%(g)	1.02%	0.98%
Net investment income (loss)	0.24%(f)	(0.15)%	(0.10)%	(0.13)%	(0.01)%	(0.14)%
Portfolio turnover rate	5%	12%	6%	24%	43%	18%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.05%.
See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Global Growth Fund—Class Y
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$24.51	$21.22	$16.37	$14.18	$19.27	$18.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	(0.05)	(0.02)	(0.02)	(0.01)	(0.04)
Net realized and unrealized gain (loss)	(0.20)	3.34	4.87	3.18	(3.73)	1.54
Total from Investment Operations	(0.18)	3.29	4.85	3.16	(3.74)	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.02)	—	—
Net realized capital gains	(0.07)	—	—	(0.95)	(1.35)	(1.14)
Total Distributions	(0.07)	—	—	(0.97)	(1.35)	(1.14)
Net asset value, end of the period	$24.26	$24.51	$21.22	$16.37	$14.18	$19.27
Total return(b)	(0.72)%(c)	15.50%	29.63%	24.37%	(20.95)%	8.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$98,143	$102,642	$82,572	$78,539	$80,836	$106,028
Net expenses(d)	0.95%(e)	0.95%	0.95%	0.96%(f)	0.95%	0.95%
Gross expenses	1.11%(e)	1.08%	1.13%	1.14%(f)	1.10%	1.04%
Net investment income (loss)	0.18%(e)	(0.21)%	(0.13)%	(0.16)%	(0.08)%	(0.19)%
Portfolio turnover rate	5%	12%	6%	24%	43%	18%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.13%.
See accompanying notes to financial statements.
17 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class A
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$8.03	$8.26	$8.21	$8.13	$8.96	$8.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.58	0.73	0.73	0.43	0.32
Net realized and unrealized gain (loss)	(0.15)	(0.19)	0.02	0.08	(0.81)	0.16
Total from Investment Operations	0.14	0.39	0.75	0.81	(0.38)	0.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.62)	(0.70)	(0.73)	(0.45)	(0.33)
Net asset value, end of the period	$7.85	$8.03	$8.26	$8.21	$8.13	$8.96
Total return(b)(c)	1.76%(d)	4.92%	9.56%	10.37%	(4.28)%	5.47%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$135,936	$144,065	$154,066	$156,290	$188,201	$219,989
Net expenses(e)	0.98%(f)	0.98%	0.99%(g)	1.03%(h)	1.05%	1.05%
Gross expenses	1.07%(f)	1.06%	1.05%	1.17%	1.24%	1.24%
Net investment income	7.46%(f)	7.21%	8.85%	8.88%	5.04%	3.56%
Portfolio turnover rate	53%	127%	107%	67%	65%	79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 1.00% to 0.98%.
(h)	Effective July 1, 2023, the expense limit decreased from 1.05% to 1.00%.
See accompanying notes to financial statements.
| 18

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class C
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$8.00	$8.23	$8.18	$8.10	$8.93	$8.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.52	0.67	0.66	0.36	0.25
Net realized and unrealized gain (loss)	(0.14)	(0.19)	0.02	0.09	(0.80)	0.16
Total from Investment Operations	0.12	0.33	0.69	0.75	(0.44)	0.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.56)	(0.64)	(0.67)	(0.39)	(0.26)
Net asset value, end of the period	$7.83	$8.00	$8.23	$8.18	$8.10	$8.93
Total return(b)(c)	1.51%(d)	4.13%	8.75%	9.56%	(5.04)%	4.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$13,226	$17,419	$28,922	$41,284	$62,570	$89,618
Net expenses(e)	1.73%(f)	1.73%	1.74%(g)	1.78%(h)	1.80%	1.80%
Gross expenses	1.82%(f)	1.81%	1.80%	1.92%	1.99%	1.99%
Net investment income	6.70%(f)	6.46%	8.14%	8.13%	4.22%	2.80%
Portfolio turnover rate	53%	127%	107%	67%	65%	79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 1.75% to 1.73%.
(h)	Effective July 1, 2023, the expense limit decreased from 1.80% to 1.75%.
See accompanying notes to financial statements.
19 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class N
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$8.03	$8.25	$8.21	$8.13	$8.96	$8.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.61	0.75	0.75	0.46	0.34
Net realized and unrealized gain (loss)	(0.16)	(0.18)	0.02	0.08	(0.81)	0.16
Total from Investment Operations	0.15	0.43	0.77	0.83	(0.35)	0.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.65)	(0.73)	(0.75)	(0.48)	(0.35)
Net asset value, end of the period	$7.85	$8.03	$8.25	$8.21	$8.13	$8.96
Total return(b)	1.92%(c)	5.36%	9.75%	10.71%	(4.00)%	5.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,793	$2,612	$2,491	$2,573	$2,278	$2,528
Net expenses(d)	0.68%(e)	0.68%	0.69%(f)	0.73%(g)	0.75%	0.75%
Gross expenses	0.79%(e)	0.77%	0.77%	0.88%	0.96%	1.03%
Net investment income	7.77%(e)	7.51%	9.13%	9.20%	5.36%	3.83%
Portfolio turnover rate	53%	127%	107%	67%	65%	79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.70% to 0.68%.
(g)	Effective July 1, 2023, the expense limit decreased from 0.75% to 0.70%.
See accompanying notes to financial statements.
| 20

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles Senior Floating Rate and Fixed Income Fund—Class Y
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$8.04	$8.27	$8.22	$8.14	$8.97	$8.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.61	0.75	0.75	0.44	0.34
Net realized and unrealized gain (loss)	(0.14)	(0.20)	0.03	0.08	(0.79)	0.16
Total from Investment Operations	0.16	0.41	0.78	0.83	(0.35)	0.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.64)	(0.73)	(0.75)	(0.48)	(0.35)
Net asset value, end of the period	$7.87	$8.04	$8.27	$8.22	$8.14	$8.97
Total return(b)	2.03%(c)	5.18%	9.83%	10.65%	(4.04)%	5.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$294,288	$399,015	$637,036	$731,385	$771,373	$1,227,587
Net expenses(d)	0.73%(e)	0.73%	0.74%(f)	0.78%(g)	0.80%	0.80%
Gross expenses	0.82%(e)	0.81%	0.80%	0.92%	0.99%	0.99%
Net investment income	7.69%(e)	7.45%	9.09%	9.12%	5.11%	3.80%
Portfolio turnover rate	53%	127%	107%	67%	65%	79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%.
(g)	Effective July 1, 2023, the expense limit decreased from 0.80% to 0.75%.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class A
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$24.80	$22.48	$18.87	$17.24	$26.43	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.00)(b)	(0.09)	(0.01)	(0.00)(b)	0.07 (c)
Net realized and unrealized gain (loss)	1.68	2.32	3.70	1.80	(1.94)	7.70
Total from Investment Operations	1.66	2.32	3.61	1.79	(1.94)	7.77
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.08)
Net realized capital gains	(2.12)	—	—	(0.16)	(7.25)	(1.26)
Total Distributions	(2.12)	—	—	(0.16)	(7.25)	(1.34)
Net asset value, end of the period	$24.34	$24.80	$22.48	$18.87	$17.24	$26.43
Total return(d)	7.34%(e)	10.32%(f)	19.13%(f)	10.54%(f)	(10.50)%(f)	41.46%(c)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$20,099	$20,504	$28,917	$29,980	$23,653	$20,382
Net expenses	1.10%(g)(h)	1.10%(i)	1.10%(i)	1.10%(i)	1.09%(i)(j)	1.10%(i)(k)(l)
Gross expenses	1.10%(g)(h)	1.11%	1.13%	1.15%	1.12%	1.14%
Net investment income (loss)	(0.19)%(h)	(0.00)%(m)	(0.45)%	(0.06)%	(0.02)%	0.30%(c)
Portfolio turnover rate	61%	64%	84%	69%	74%	93%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been 40.82% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Includes fee/expense recovery of 0.01%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Includes additional voluntary waiver of advisory fee of 0.01%.
(k)	Effective July 1, 2021, the expense limit decreased from 1.15% to 1.10%
(l)	Includes additional voluntary waiver of advisory fee of 0.03%.
(m)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class C
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$21.75	$19.86	$16.80	$15.49	$24.61	$18.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.15)	(0.22)	(0.13)	(0.12)	(0.08)(b)
Net realized and unrealized gain (loss)	1.45	2.04	3.28	1.60	(1.75)	7.19
Total from Investment Operations	1.35	1.89	3.06	1.47	(1.87)	7.11
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.12)	—	—	(0.16)	(7.25)	(1.26)
Net asset value, end of the period	$20.98	$21.75	$19.86	$16.80	$15.49	$24.61
Total return(c)	6.91%(d)	9.52%(e)	18.21%(e)	9.65%(e)	(11.16)%(e)	40.44%(b)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,231	$6,592	$8,861	$11,102	$5,784	$5,357
Net expenses	1.85%(f)(g)	1.85%(h)	1.85%(h)	1.85%(h)	1.84%(h)(i)	1.86%(h)(j)(k)
Gross expenses	1.85%(f)(g)	1.86%	1.88%	1.90%	1.88%	1.89%
Net investment loss	(0.97)%(g)	(0.76)%	(1.19)%	(0.81)%	(0.76)%	(0.39)%(b)
Portfolio turnover rate	61%	64%	84%	69%	74%	93%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been 39.76% and the ratio of net investment loss to average net assets would have been (1.00)%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Includes fee/expense recovery of 0.01%.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes additional voluntary waiver of advisory fee of 0.01%.
(j)	Effective July 1, 2021, the expense limit decreased from 1.90% to 1.85%.
(k)	Includes additional voluntary waiver of advisory fee of 0.03%.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class N
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$25.21	$22.78	$19.10	$17.43	$26.63	$20.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.07	(0.03)	0.05	0.08	0.13 (b)
Net realized and unrealized gain (loss)	1.70	2.36	3.75	1.82	(2.00)	7.76
Total from Investment Operations	1.72	2.43	3.72	1.87	(1.92)	7.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—	(0.04)	(0.04)	(0.03)	(0.14)
Net realized capital gains	(2.12)	—	—	(0.16)	(7.25)	(1.26)
Total Distributions	(2.15)	—	(0.04)	(0.20)	(7.28)	(1.40)
Net asset value, end of the period	$24.78	$25.21	$22.78	$19.10	$17.43	$26.63
Total return(c)	7.48%(d)	10.67%	19.48%	10.90%	(10.29)%	41.87%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$410	$413	$52,275	$299	$289	$2
Net expenses(e)	0.77%(f)	0.74%	0.80%	0.80%	0.80%	0.83%(g)
Gross expenses	1.09%(f)	0.77%	0.81%	1.15%	3.35%	49.27%
Net investment income (loss)	0.13%(f)	0.28%	(0.12)%	0.25%	0.51%	0.56%(b)
Portfolio turnover rate	61%	64%	84%	69%	74%	93%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 41.24% and the ratio of net investment income to average net assets would have been 0.02%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Select Fund—Class Y
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of the period	$25.18	$22.77	$19.09	$17.43	$26.63	$20.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	0.05	(0.04)	0.04	0.05	0.13 (b)
Net realized and unrealized gain (loss)	1.71	2.36	3.75	1.81	(1.97)	7.75
Total from Investment Operations	1.72	2.41	3.71	1.85	(1.92)	7.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	(0.03)	(0.03)	(0.03)	(0.13)
Net realized capital gains	(2.12)	—	—	(0.16)	(7.25)	(1.26)
Total Distributions	(2.13)	—	(0.03)	(0.19)	(7.28)	(1.39)
Net asset value, end of the period	$24.77	$25.18	$22.77	$19.09	$17.43	$26.63
Total return	7.49%(c)	10.58%(d)	19.44%(d)	10.81%(d)	(10.31)%(d)	41.81%(b)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$552,444	$530,977	$698,572	$585,568	$392,076	$226,305
Net expenses	0.85%(e)(f)	0.85%(g)	0.85%(g)	0.85%(g)	0.84%(g)(h)	0.85%(g)(i)(j)
Gross expenses	0.85%(e)(f)	0.86%	0.88%	0.90%	0.88%	0.89%
Net investment income (loss)	0.06%(f)	0.24%	(0.19)%	0.20%	0.26%	0.56%(b)
Portfolio turnover rate	61%	64%	84%	69%	74%	93%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been less than $(0.01), total return would have been 41.17% and the ratio of net investment loss to average net assets would have been less than (0.01)%.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes fee/expense recovery of 0.01%.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes additional voluntary waiver of advisory fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(j)	Includes additional voluntary waiver of advisory fee of 0.03%.
See accompanying notes to financial statements.
25 |

Notes to Financial Statements
May 31, 2026 (Unaudited)
1.Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Global Growth Fund (“Global Growth Fund”)
Loomis Sayles Senior Floating Rate and Fixed Income Fund (“Senior Floating Rate and Fixed Income Fund”)
Vaughan Nelson Select Fund (“Select Fund”)
Global Growth Fund and Senior Floating Rate and Fixed Income Fund are diversified investment companies. Select Fund is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Global Growth Fund and Select Fund and 3.50% for Senior Floating Rate and Fixed Income Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, overtime, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing
| 26

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
27 |

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Swap Agreements. A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the
| 28

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
g. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of May 31, 2026 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Funds may file tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as tax reclaims in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, and to the extent that EU reclaims recovered by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into closing agreements with the Internal Revenue Service ("IRS"). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Accordingly, estimated charges, if any, related to a Fund’s closing agreement liability are presented as tax reclaim expenses in the Statements of Operations and its estimated closing agreement liability is presented as tax reclaim payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
h. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, premium amortization, corporate actions, defaulted and/or non-income producing securities, paydown gains and losses, capital gain distribution received and passive foreign investment company adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive
29 |

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
foreign investment company adjustments, premium amortization, corporate actions, dividends payable, capital gain distribution received, grantor trust adjustment, defaulted and/or non-income producing securities and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended November 30, 2025 was as follows:
2025 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Growth Fund	$ —	$ —	$ —
Senior Floating Rate and Fixed Income Fund	55,367,507	—	55,367,507
Select Fund	—	—	—
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of November 30, 2025, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Capital loss carryforward:
Short-term:
No expiration date	$ —	$(139,154,815)	$ —
Long-term:
No expiration date	—	(516,846,216)	—
Total capital loss carryforward	$—	$(656,001,031)	$—
Late-year ordinary and post-October capital loss deferrals*	$(385,264)	$—	$—

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Growth
Fund is deferring net operating losses.

As of May 31, 2026, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Global Growth Fund	Senior Floating Rate and Fixed Income Fund	Select Fund
Federal tax cost	$72,053,419	$495,701,062	$398,344,779
Gross tax appreciation	$57,055,465	$1,962,558	$183,925,172
Gross tax depreciation	(2,744,662)	(39,971,728)	(3,868,315)
Net tax appreciation (depreciation)	$54,310,803	$(38,009,170)	$180,056,857
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund's fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.
| 30

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
i. Senior Loans. Senior Floating Rate and Fixed Income Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.
j. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of May 31, 2026, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
k. Unfunded Loan Commitments. Senior Floating Rate and Fixed Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.
As of May 31, 2026, the Fund had unfunded loan commitments reflected on the Statements of Assets and Liabilities, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:
Borrower	Type	Principal Amount
Hanger, Inc.	2024 Delayed Draw Term Loan	$109,132
Raven Acquisition Holdings LLC	Delayed Draw Term Loan	257,708
GrafTech Finance, Inc.	2024 Delayed Draw Term Loan	893,022
Trio Bidco, Inc.	2025 Delayed Draw Term Loan	563,143
Azuria Water Solutions, Inc.	2026 Delayed Draw Term Loan	271,335
U.S. Fertility Enterprises LLC	2025 Delayed Draw Term Loan	496,643
CoreWeave Financing DDTL V LLC	Delayed Draw Term Loan	2,118,457
		$4,709,440
Under the terms of the contract, the Fund has the option to assign (sell) all or a portion of the unfunded loan commitment. Upon the completion of such assignment, the Fund is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Fund sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of Investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statements of Assets and Liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Fund’s unfunded loan commitments liability.
l. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
31 |

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of May 31, 2026, at value:
Global Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$4,251,192	$2,981,822	$ —	$7,233,014
Denmark	—	1,867,194	—	1,867,194
France	—	1,559,003	—	1,559,003
Japan	—	1,508,341	—	1,508,341
Netherlands	2,248,486	2,847,954	—	5,096,440
Switzerland	1,249,724	769,097	—	2,018,821
United Kingdom	—	938,301	—	938,301
United States	81,776,032	8,290,216	—	90,066,248
All Other Common Stocks(a)	14,714,933	—	—	14,714,933
Total Common Stocks	104,240,367	20,761,928	—	125,002,295
Short-Term Investments	—	1,361,927	—	1,361,927
Total Investments	$104,240,367	$22,123,855	$—	$126,364,222

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 32

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)

Senior Floating Rate and Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans
Retailers	$ —	$30,497,871	$259,680	$30,757,551
All Other Senior Loans(a)	—	325,529,868	—	325,529,868
Total Senior Loans	—	356,027,739	259,680	356,287,419
Collateralized Loan Obligations	—	27,020,252	—	27,020,252
Bonds and Notes(a)	—	25,406,960	—	25,406,960
Exchange-Traded Funds	23,343,312	—	—	23,343,312
Common Stocks
Capital Markets	—	46,446	—	46,446
Oil, Gas & Consumable Fuels	536	—	—	536
Specialty Retail	—	42,557	—	42,557
Textiles, Apparel & Luxury Goods	—	55,891	—	55,891
Total Common Stocks	536	144,894	—	145,430
Preferred Stocks(a)	44,973	—	—	44,973
Warrants	—	553	—	553
Short-Term Investments	—	25,423,973	—	25,423,973
Total Investments	23,388,821	434,024,371	259,680	457,672,872
Forward Foreign Currency Contracts (unrealized appreciation)	—	25,671	—	25,671
Total	$23,388,821	$434,050,042	$259,680	$457,698,543

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(6,651)	$ —	$(6,651)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$562,380,118	$ —	$ —	$562,380,118
Short-Term Investments	—	16,021,518	—	16,021,518
Total Investments	$562,380,118	$16,021,518	$—	$578,401,636

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
33 |

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2025 and/or May 31, 2026:
Senior Floating Rate and Fixed Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of November 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at May 31, 2026
Senior Loans
Retailers	$ —	$7,184	$ —	$(292,833)	$32,809	$ —	$512,520	$ —	$259,680	$(292,833)
Technology	401,618	—	—	—	—	—	—	(401,618)	—	—
Common Stocks
Oil, Gas & Consumable Fuels	5,691	—	—	(5,691)	—	—	—	—	—	(5,691)
Specialty Retail	—	—	—	(2,354)	—	—	2,354	—	—	(2,354)
Total	$407,309	$7,184	$ —	$(300,878)	$32,809	$ —	$514,874	$(401,618)	$259,680	$(300,878)
Debt securities valued at $512,520 were transferred from Level 2 to Level 3 during the period ended May 31, 2026. At November 30, 2025, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At May 31, 2026, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service was unable to price the securities.
A debt security valued at $401,618 was transferred from Level 3 to Level 2 during the period ended May 31, 2026. At November 30, 2025, this security was fair valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At May 31, 2026, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.
A common stock security valued at $2,354 was transferred from Level 2 to Level 3 during the period ended May 31, 2026. At November 30, 2025, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At May 31, 2026, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Senior Floating Rate and Fixed Income Fund used during the period include forward foreign currency contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended May 31, 2026, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
| 34

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
The following is a summary of derivative instruments for Senior Floating Rate and Fixed Income Fund as of May 31, 2026, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$25,671

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(6,651)
Transactions in derivative instruments for Senior Floating Rate and Fixed Income Fund during the six months ended May 31, 2026, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(12,795)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$30,174
As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the six months ended May 31, 2026. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
Forward foreign currency contracts
Senior Floating Rate and Fixed Income Fund	$14,723,857
Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and
35 |

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of May 31, 2026, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Senior Floating Rate and Fixed Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Goldman Sachs Bank USA	$25,671	$(6,651)	$19,020	$ —	$19,020

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Goldman Sachs Bank USA	$(6,651)	$6,651	$ —	$ —	$ —
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended May 31, 2026, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
Fund	Purchases	Sales
Global Growth Fund	$6,734,481	$11,517,507
Senior Floating Rate and Fixed Income Fund	264,943,185	376,335,111
Select Fund	325,094,476	346,169,429
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to Global Growth Fund and Senior Floating Rate and Fixed Income Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC ("Natixis"), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 36

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Global Growth Fund	0.75%
Senior Floating Rate and Fixed Income Fund	0.60%
Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Select Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.66%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
Natixis Advisors has entered into a subadvisory agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.4425%, calculated daily and payable monthly, based on the Fund’s average daily net assets. Payments to Natixis Advisors are reduced by the amount of payments to Vaughan Nelson.
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until March 31, 2027, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended May 31, 2026, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	1.20%	1.95%	0.90%	0.95%
Senior Floating Rate and Fixed Income Fund	0.98%	1.73%	0.68%	0.73%
Select Fund	1.10%	1.85%	0.80%	0.85%
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the six months ended May 31, 2026, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Global Growth Fund	$465,403	$95,460	$369,943	0.75%	0.60%
Senior Floating Rate and Fixed Income Fund	1,494,481	213,149	1,281,332	0.60%	0.51%
Select Fund	1,794,789	—	1,794,789	0.66%	0.66%

[1]	Contractual management fee waivers are subject to possible recovery until November 30, 2027.
For the six months ended May 31, 2026, expense reimbursements related to the prior fiscal year were recovered as follows:
Fund	Recovered Expenses
Select Fund	$14,369
37 |

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended May 31, 2026, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Global Growth Fund	$11,483	$1,114	$3,343
Senior Floating Rate and Fixed Income Fund	171,886	19,011	57,033
Select Fund	24,138	6,931	20,791
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended May 31, 2026, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Global Growth Fund	$26,272
Senior Floating Rate and Fixed Income Fund	105,394
Select Fund	115,093
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
| 38

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
For the six months ended May 31, 2026, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Global Growth Fund	$44,046
Senior Floating Rate and Fixed Income Fund	185,789
Select Fund	201,644
As of May 31, 2026, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Global Growth Fund	$750
Senior Floating Rate and Fixed Income Fund	23,435
Select Fund	4,366
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended May 31, 2026 were as follows:
Fund	Commissions
Global Growth Fund	$405
Senior Floating Rate and Fixed Income Fund	1,565
Select Fund	84
f. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
39 |

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
g. Affiliated Ownership. As of May 31, 2026, Natixis and affiliates (“Natixis”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
	Natixis	Retirement Plan
Global Growth Fund	14.23%	— %
Senior Floating Rate and Fixed Income Fund	— %	1.14%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through March 31, 2027 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended May 31, 2026, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Global Growth Fund	$780
Senior Floating Rate and Fixed Income Fund	648
Select Fund	630
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended May 31, 2026 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Growth Fund	$4,048	$393	$780	$42,570
Senior Floating Rate and Fixed Income Fund	53,229	5,954	648	134,485
Select Fund	7,444	2,137	630	199,767
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended May 31, 2026, none of the Funds had borrowings under this agreement.
10.Risk. Global Growth Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/ counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Global Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that
| 40

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
Select Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
The senior loans in which Senior Floating Rate and Fixed Income Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. There may also be less public information available about senior loans as compared to other debt securities.
Senior loans are generally less liquid than many other debt securities. Transactions in senior loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time (greater than seven days) after the sale. As a result, the proceeds related to the sale of senior loans may not be available to make additional investments or to meet the Fund’s redemption obligations until substantial period (greater than seven days) after the sale of the loans.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of May 31, 2026, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Global Growth Fund	—	—	14.23%	14.23%
Select Fund	3	18.85%	—	18.85%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
41 |

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
Global Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	17,560	$402,515	65,723	$1,477,819
Issued in connection with the reinvestment of distributions	1,208	28,837	—	—
Redeemed	(33,552)	(792,754)	(81,238)	(1,656,071)
Net change	(14,784)	$(361,402)	(15,515)	$(178,252)
Class C
Issued from the sale of shares	1,272	$27,338	12,718	$256,400
Issued in connection with the reinvestment of distributions	156	3,457	—	—
Redeemed	(10,553)	(226,367)	(16,401)	(340,733)
Net change	(9,125)	$(195,572)	(3,683)	$(84,333)
Class N
Issued from the sale of shares	2	$51	22	$470
Issued in connection with the reinvestment of distributions	2,238	54,722	—	—
Redeemed	—	—	(22)	(489)
Net change	2,240	$54,773	—	$(19)
Class Y
Issued from the sale of shares	505,826	$11,847,788	1,133,432	$24,494,697
Issued in connection with the reinvestment of distributions	12,716	310,030	—	—
Redeemed	(660,007)	(15,215,813)	(837,987)	(19,777,936)
Net change	(141,465)	$(3,057,995)	295,445	$4,716,761
Increase (decrease) from capital share transactions	(163,134)	$(3,560,196)	276,247	$4,454,157
| 42

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
Senior Floating Rate and Fixed Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,462,308	$11,570,828	4,208,865	$34,420,108
Issued in connection with the reinvestment of distributions	569,857	4,500,017	1,128,398	9,157,614
Redeemed	(2,664,293)	(21,078,397)	(6,060,732)	(49,116,410)
Net change	(632,128)	$(5,007,552)	(723,469)	$(5,538,688)
Class C
Issued from the sale of shares	54,052	$425,127	139,106	$1,128,105
Issued in connection with the reinvestment of distributions	58,736	462,455	158,180	1,280,458
Redeemed	(599,448)	(4,725,120)	(1,636,199)	(13,256,445)
Net change	(486,660)	$(3,837,538)	(1,338,913)	$(10,847,882)
Class N
Issued from the sale of shares	17,732	$139,346	—	$ —
Issued in connection with the reinvestment of distributions	13,934	109,940	24,836	201,441
Redeemed	(1,283)	(10,223)	(1,365)	(11,089)
Net change	30,383	$239,063	23,471	$190,352
Class Y
Issued from the sale of shares	4,380,327	$34,714,939	20,312,875	$165,919,884
Issued in connection with the reinvestment of distributions	1,346,486	10,653,592	4,039,070	32,846,674
Redeemed	(17,925,555)	(141,668,877)	(51,801,451)	(417,242,779)
Net change	(12,198,742)	$(96,300,346)	(27,449,506)	$(218,476,221)
Decrease from capital share transactions	(13,287,147)	$(104,906,373)	(29,488,417)	$(234,672,439)
43 |

Notes to Financial Statements (continued)
May 31, 2026 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
Select Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	87,025	$2,012,778	131,847	$2,930,391
Issued in connection with the reinvestment of distributions	68,174	1,540,064	—	—
Redeemed	(156,073)	(3,548,030)	(591,667)	(13,138,577)
Net change	(874)	$4,812	(459,820)	$(10,208,186)
Class C
Issued from the sale of shares	10,380	$214,370	3,758	$70,778
Issued in connection with the reinvestment of distributions	32,151	628,232	—	—
Redeemed	(96,303)	(1,913,070)	(146,821)	(2,926,531)
Net change	(53,772)	$(1,070,468)	(143,063)	$(2,855,753)
Class N
Issued from the sale of shares	1,388	$32,457	3,123	$72,608
Issued in connection with the reinvestment of distributions	1,549	35,587	—	—
Redeemed	(2,746)	(61,983)	(2,281,919)	(51,399,242)
Net change	191	$6,061	(2,278,796)	$(51,326,634)
Class Y
Issued from the sale of shares	2,228,243	$50,795,048	3,567,858	$80,563,910
Issued in connection with the reinvestment of distributions	1,366,162	31,367,070	—	—
Redeemed	(2,373,812)	(55,327,040)	(13,168,478)	(294,092,310)
Net change	1,220,593	$26,835,078	(9,600,620)	$(213,528,400)
Increase (decrease) from capital share transactions	1,166,138	$25,775,483	(12,482,299)	$(277,918,973)
| 44

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Vaughan Nelson Select Fund, sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, for no longer than an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2026. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, privacy, fund marketing and fund names, and anti-money laundering, as well as monitoring proposed rules.
45 |

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange certain classes of shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2025, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Global Growth Fund	44%	19%	43%
Loomis Sayles Senior Floating Rate and Fixed Income Fund	55%	59%	77%
Vaughan Nelson Select Fund	71%	83%	62%
In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were consistent with the Fund’s investment objective and policies; (2) that the Fund’s recent relative performance (i.e., for the three-month period ending March 31, 2026) had improved; and (3) that the Fund’s longer-term (five- and ten-year) performance has been relatively stronger than its shorter-term (one- and three-year) performance. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreements. The
| 46

Trustees further noted that the Loomis Sayles Global Growth Fund had a total advisory fee rate that was at the median of a peer groups of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund each had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the advisory fee was only two basis points higher than the median of a peer group of funds for Vaughan Nelson Select Fund; (2) that the advisory fee was only one basis point higher than the median of a peer group of funds for Loomis Sayles Senior Floating Rate and Fixed Income Fund; and (3) management had reduced the advisory fee schedule for Vaughan Nelson Select Fund as of July 1, 2025.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, each Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business. They also considered that because of its relatively small size, Loomis Sayles Global Growth Fund did not benefit from significant economies of scale.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
Other Factors. The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability and conflicts, cybersecurity incidents and threats to information systems, including as a result of the proliferation of artificial intelligence, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
47 |

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2027.
| 48

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 7/31/27
LSAR58SA-0526
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a)	(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.

(a)	(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable

(b)		Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	July 22, 2026

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	July 22, 2026